OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Receivables [Line Items]
Beginning balance	$ 2,423,770	$ 598,747
Addition	151,376	1,825,820
Less: write-off	(157,208)	0
Exchange rate effect	(94,001)	(797)
Ending balance	2,323,937	2,423,770
Discontinued Operations [Member]
Other Receivables [Line Items]
Beginning balance	(1,797,835)
Ending balance	(1,701,264)	(1,797,835)
Continuing Operations [Member]
Other Receivables [Line Items]
Beginning balance	625,935
Ending balance	$ 622,673	$ 625,935